Acquisition Acquisition of Hardin Street Marine LLC (Details) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Contribution from MPC			$ 225	$ 1,280
Number of Tow Boats	18	18
Number of barges	205	205
Hardin Street Marine [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	$ 600	$ 600
Limited Partner [Member] | Hardin Street Marine [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	22,534,002
Business Acquisition, Equity Interest Issued or Issuable, Fair Value Assigned	$ 669	669
General Partner [Member] | Hardin Street Marine [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	459,878
Business Acquisition, Equity Interest Issued or Issuable, Fair Value Assigned	$ 14	$ 14
MPC [Member]
Business Acquisition [Line Items]
Contribution from MPC			$ 15	$ 1
Percent of Volumes Shipped		60.00%